UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 23.3%
Hotels, Restaurants & Leisure - 4.2%
Buffalo Wild Wings Inc.	6,700	$1,194,744	*
Starwood Hotels & Resorts Worldwide Inc.	16,000	1,151,520
Wynn Resorts Ltd.	6,700	991,265

Total Hotels, Restaurants & Leisure		3,337,529

Internet & Catalog Retail - 1.2%
TripAdvisor Inc.	13,700	918,037	*

Leisure Products - 2.5%
Polaris Industries Inc.	13,400	1,937,506

Specialty Retail - 13.8%
Advance Auto Parts Inc.	9,500	1,510,500
CarMax Inc.	24,300	1,509,030	*
Lumber Liquidators Holdings Inc.	21,600	1,364,040	*
Ross Stores Inc.	22,000	2,017,620
Signet Jewelers Ltd.	13,600	1,647,096
Tractor Supply Co.	24,500	1,988,665
Urban Outfitters Inc.	25,600	892,416	*

Total Specialty Retail		10,929,367

Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings Ltd.	17,800	1,260,062	*

TOTAL CONSUMER DISCRETIONARY		18,382,501

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Casey’s General Stores Inc.	20,600	1,880,780

ENERGY - 4.9%
Energy Equipment & Services - 4.4%
Cameron International Corp.	19,500	873,210	*
Core Laboratories NV	6,700	621,425
Oceaneering International Inc.	26,600	1,392,776
Oil States International Inc.	14,500	595,515	*

Total Energy Equipment & Services		3,482,926

Oil, Gas & Consumable Fuels - 0.5%
Stone Energy Corp.	29,000	408,320	*

TOTAL ENERGY		3,891,246

FINANCIALS - 7.3%
Banks - 1.8%
Signature Bank	11,700	1,370,421	*

Capital Markets - 3.2%
Affiliated Managers Group Inc.	7,800	1,603,056	*
Lazard Ltd., Class A Shares	20,000	916,000

Total Capital Markets		2,519,056

Real Estate Management & Development - 2.3%
Jones Lang LaSalle Inc.	12,500	1,838,500

TOTAL FINANCIALS		5,727,977

HEALTH CARE - 15.8%
Biotechnology - 7.9%
Alexion Pharmaceuticals Inc.	8,000	1,465,920	*
Alkermes PLC	25,800	1,864,050	*
BioMarin Pharmaceutical Inc.	16,200	1,573,992	*
Regeneron Pharmaceuticals Inc.	3,200	1,333,312	*

Total Biotechnology		6,237,274

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.0%
Mednax Inc.	23,700	$1,608,993	*

Life Sciences Tools & Services - 5.9%
Agilent Technologies Inc.	24,500	925,365
Mettler-Toledo International Inc.	6,100	1,854,095	*
PAREXEL International Corp.	30,600	1,865,376	*

Total Life Sciences Tools & Services		4,644,836

TOTAL HEALTH CARE		12,491,103

INDUSTRIALS - 15.3%
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide Inc.	15,600	1,111,032

Airlines - 1.2%
Alaska Air Group Inc.	14,500	984,115

Construction & Engineering - 1.1%
Quanta Services Inc.	32,300	855,304	*

Electrical Equipment - 2.0%
Rockwell Automation Inc.	14,500	1,579,340

Machinery - 3.7%
IDEX Corp.	23,300	1,685,755
WABCO Holdings Inc.	12,700	1,208,659	*

Total Machinery		2,894,414

Professional Services - 2.5%
Towers Watson & Co., Class A Shares	16,700	1,978,950

Trading Companies & Distributors - 3.4%
United Rentals Inc.	15,800	1,309,030	*
W. W. Grainger Inc.	5,800	1,367,872

Total Trading Companies & Distributors		2,676,902

TOTAL INDUSTRIALS		12,080,057

INFORMATION TECHNOLOGY - 22.0%
Electronic Equipment, Instruments & Components - 4.8%
FEI Co.	23,400	1,923,948
IPG Photonics Corp.	25,200	1,880,928	*

Total Electronic Equipment, Instruments & Components		3,804,876

Internet Software & Services - 2.4%
GrubHub Inc.	14,800	509,564	*
MercadoLibre Inc.	11,100	1,375,734

Total Internet Software & Services		1,885,298

IT Services - 2.6%
Alliance Data Systems Corp.	7,000	2,021,810	*

Software - 12.2%
Aspen Technology Inc.	37,500	1,325,438	*
Check Point Software Technologies Ltd.	20,000	1,543,400	*
Citrix Systems Inc.	31,000	1,837,060	*
Fortinet Inc.	79,000	2,361,705	*
Solarwinds Inc.	27,200	1,309,680	*
Workday Inc., Class A Shares	16,000	1,271,360	*

Total Software		9,648,643

TOTAL INFORMATION TECHNOLOGY		17,360,627

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
MATERIALS - 1.7%
Construction Materials - 1.7%
Martin Marietta Materials Inc.		12,000	$1,292,880

TELECOMMUNICATION SERVICES - 2.7%
Wireless Telecommunication Services - 2.7%
SBA Communications Corp., Class A Shares		18,300	2,135,610	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,732,633)			75,242,781

	RATE
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $3,306,947)	0.088%	3,306,947	3,306,947

TOTAL INVESTMENTS - 99.6% (Cost - $68,039,580#)			78,549,728
Other Assets in Excess of Liabilities - 0.4%			330,720

TOTAL NET ASSETS - 100.0%			$78,880,448

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$75,242,781	—	—	$75,242,781

Short-term investments†	3,306,947	—	—	3,306,947

Total investments	$78,549,728	—	—	$78,549,728

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,957,539
Gross unrealized depreciation	(3,447,391)

Net unrealized appreciation	$10,510,148

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015